Deferred Subsidy Income	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Subsidy Income
Deferred subsidy income
11.	Deferred subsidy income

Based on the lease agreement entered into with CEEC, the Company was entitled to a subsidy of RMB 3,245,000 ($471,901) for renovation if the Company fulfills its contractual obligations. The full subsidy amount has been recorded in 2018 as deferred subsidy income when the renovation was completed in March 2018 and the Company commenced operations thereafter.

Deferred subsidy was amortized on a straight line basis over 52 months, which represents the remaining lease term of the CEEC contract. As of June 30, 2021, the deferred subsidy income amounted to $154,683. The Company is still pending for resolution with the CEEC mall operator on the outstanding lease obligations and deferred subsidy income received under the terms of the lease agreement.

12.	Deferred subsidy income

Based on the lease agreement entered into with CEEC, the Company was entitled to a subsidy of RMB 3,245,000 ($471,901) for renovation if the Company fulfills its contractual obligations. The full subsidy amount has been recorded in 2018 as deferred subsidy income when the renovation was completed in March 2018 and the Company commenced operations thereafter.

Deferred subsidy was amortized on a straight line basis over 52 months, which represents the remaining lease term of the CEEC contract. As of December 31, 2020, the deferred subsidy income amounted to $181,639.